Write-down and Loss on Sales of Vessels (Detail) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($) vessel
Long Lived Assets Held-for-sale [Line Items]
Write-down and loss on sales of vessels (note 7)	$ 0		$ (32,830)	$ (3,328)	$ (51,492)
Teekay Parent | FPSO contracts
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel				1
LNG Segment [Member] | Liquefied Gas Carriers
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired			4		4
LNG Segment [Member] | Handymax
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel					1
LNG Segment [Member] | Suezmax Tankers
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel					2
Other
Long Lived Assets Held-for-sale [Line Items]
Write-Down and Loss on Sales of Vessels	0		$ 170	$ 0	$ 170
Teekay LNG | Conventional Tankers | European Spirit [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 15,700
Teekay LNG | Conventional Tankers | Handymax
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				0	13,000
Teekay LNG | Conventional Tankers | European Spirit and African Spirit
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				0	5,662
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				0	33,000
Teekay LNG | Conventional Tanker Segment [Member] | African Spirit [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 12,800
Liquefied Gas Carriers | LNG Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	$ 0		$ 33,000
Teekay Parent | FPSO contracts
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				$ 3,328	$ 0